INVESTMENT IN EQUITY SECURITIES (Details Narrative) - USD ($)	1 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2024
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50			$ 11.50
Second Tranche [Member] | Common Stock [Member]
Option to acquire initial investment	10,000,000			10,000,000
Warrants to acquire ordinary shares	20,000,000			20,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.40			$ 0.40
QX Resources Limited [Member]
Ordinary shares	10,000,000	13,949,579		10,000,000
Total equity percentage	6.00%	1.26%		6.00%
Investments	$ 1,600,000	$ 200,000		$ 1,600,000
Description of net investment hedge activity	This investment in the ordinary shares of IRIS Metals allows the Company to explore strategic partnership with, or investment in, IRIS Metals, including without limitation, a commercial off take arrangement for battery grade lithium production, financing or other investments in IRIS Metals or its affiliates. No formal off take agreement has been executed as at December 31, 2024. Further no material expenses have been incurred towards due diligence during the year ended December 31, 2024.	This investment in the ordinary shares of QXR has been made for strategic purposes and specifically with an intention to gain access for conducting feasibility studies for the production of lithium products from the lithium brine surface anomaly identified over the 102 square-kilometer Liberty Lithium Brine Project in SaltFire Flat, California, for which QXR has a binding option to purchase agreement and operating agreement to earn a 75% interest from IGL (“the Earn-in Venture”). The Company is not a direct party to the Earn-in Venture and accordingly has no direct or indirect economic or controlling interest either in the Project or in any of the associated rights originating from the Earn-in Venture held by QXR.
Initial recognition fair value	$ 34,707		$ 218,556	34,707
Principal investment gain (loss)			$ 18,556	183,849
IRIS Metal Limited [Member]
Initial recognition fair value	$ 1,461,715			1,461,715
Principal investment gain (loss)				$ 138,285